UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5348
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: MARCH 31, 2006
                         --------------

Date of reporting period:  DECEMBER 31, 2005
                           -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                            HESTER TOTAL RETURN FUND
             SCHEDULE OF INVESTMENTS at DECEMBER 31, 2005 (UNAUDITED)

      SHARES                                                       VALUE
      ------                                                       -----
               COMMON STOCKS: 85.2%
               AEROSPACE & DEFENSE: 0.9%
       1,000   General Dynamics Corp.                           $   114,050
                                                                -----------
               AUTOMOBILES: 0.9%
       1,200   Toyota Motor Corp. - ADR                             125,544
                                                                -----------
               BEVERAGES: 2.1%
       7,000   The Coca-Cola Co.                                    282,170
                                                                -----------
               CAPITAL MARKETS: 3.7%
       2,200   Affiliated Managers Group, Inc.*<F1>                 176,550
      10,000   Bank of New York Co., Inc.                           318,500
                                                                -----------
                                                                    495,050
                                                                -----------
               COMMERCIAL SERVICES & SUPPLIES: 6.1%
       8,500   ADESA, Inc.                                          207,570
      12,000   Cendant Corp.                                        207,000
       4,500   Republic Services, Inc.                              168,975
       6,700   Waste Connections, Inc.*<F1>                         230,882
                                                                -----------
                                                                    814,427
                                                                -----------
               COMMUNICATIONS EQUIPMENT: 1.5%
      11,500   Cisco Systems, Inc.*<F1>                             196,880
                                                                -----------
               COMPUTERS & PERIPHERALS: 4.2%
      11,008   Hewlett-Packard Co.                                  315,159
       3,000   International Business Machines Corp.                246,600
                                                                -----------
                                                                    561,759
                                                                -----------
               CONTAINERS & PACKAGING: 0.8%
       5,000   Owens-Illinois, Inc.*<F1>                            105,200
                                                                -----------
               DIVERSIFIED FINANCIAL SERVICES: 3.9%
      10,666   Citigroup Inc.                                       517,621
                                                                -----------
               ELECTRICAL EQUIPMENT: 1.5%
       3,500   Rockwell Automation, Inc.                            207,060
                                                                -----------
               ENERGY EQUIPMENT & SERVICES: 3.0%
       6,400   Baker Hughes Inc.                                    388,992
         300   TETRA Technologies, Inc.*<F1>                          9,156
                                                                -----------
                                                                    398,148
                                                                -----------
               FOOD PRODUCTS: 2.2%
      11,000   Del Monte Foods Co.*<F1>                             114,730
       5,850   Sanderson Farms, Inc.                                178,601
                                                                -----------
                                                                    293,331
                                                                -----------
               GAS UTILITIES: 2.5%
       9,000   Equitable Resources, Inc.                            330,210
                                                                -----------
               HEALTH CARE EQUIPMENT & SUPPLIES: 2.8%
       3,500   C.R. Bard, Inc.                                      230,720
       2,750   DENTSLPY International Inc.                          147,647
                                                                -----------
                                                                    378,367
                                                                -----------
               HEALTH CARE PROVIDERS & SERVICES: 2.7%
       2,400   HCA, Inc.                                            121,200
       4,600   Quest Diagnostics Inc.                               236,808
                                                                -----------
                                                                    358,008
                                                                -----------
               HOUSEHOLD DURABLES: 2.3%
      10,000   Koninklijke Philips Electronics N.V. - ADR           311,000
                                                                -----------
               INDUSTRIAL CONGLOMERATES: 5.2%
      10,500   General Electric Co.                                 368,025
      11,300   Tyco International Ltd.                              326,118
                                                                -----------
                                                                    694,143
                                                                -----------
               INSURANCE: 2.6%
       5,000   American International Group, Inc.                   341,150
                                                                -----------
               IT SERVICES: 5.3%
      10,000   First Data Corp.                                     430,100
      20,000   Perot Systems Corp. - Class A*<F1>                   282,800
                                                                -----------
                                                                    712,900
                                                                -----------
               Leisure Equipment & Products: 2.2%
       7,250   Brunswick Corp.                                      294,785
                                                                -----------
               MACHINERY: 1.7%
       6,000   Briggs & Stratton Corp.                              232,740
                                                                -----------
               MEDIA: 4.2%
       6,600   Comcast Corp. - Special Class A*<F1>                 169,554
       3,200   Lamar Advertising Co. - Class A*<F1>                 147,648
       7,500   Viacom, Inc. - Class B*<F1>                          244,500
                                                                -----------
                                                                    561,702
                                                                -----------
               MULTI-UTILITIES & UNREGULATED POWER: 2.2%
       9,000   MDU Resources Group, Inc.                            294,660
                                                                -----------
               OIL, GAS & CONSUMABLE FUELS: 5.1%
       2,250   Apache Corp.                                         154,170
       4,600   ConocoPhillips                                       267,628
       4,500   Exxon Mobil Corp.                                    252,765
                                                                -----------
                                                                    674,563
                                                                -----------
               PHARMACEUTICALS: 3.1%
       3,000   Johnson & Johnson                                    180,300
      10,000   Pfizer, Inc.                                         233,200
                                                                -----------
                                                                    413,500
                                                                -----------
               SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT: 2.6%
      14,000   Intel Corp.                                          349,440
                                                                -----------
               SOFTWARE: 3.1%
       7,500   Microsoft Corp.                                      196,125
      17,400   Oracle Corp.*<F1>                                    212,454
                                                                -----------
                                                                    408,579
                                                                -----------
               Specialty Retail: 1.2%
       5,500   Claire's Stores, Inc.                                160,710
                                                                -----------
               TEXTILES, APPAREL & LUXURY GOODS: 1.0%
       4,500   Jones Apparel Group, Inc.                            138,240
                                                                -----------
               THRIFTS & MORTGAGE FINANCE: 1.9%
       5,750   Washington Mutual, Inc.                              250,125
                                                                -----------
               TRADING COMPANIES & DISTRIBUTORS: 2.7%
       5,000   W.W. Grainger, Inc.                                  355,500
                                                                -----------
               TOTAL COMMON STOCKS
               (Cost $8,775,440)                                $11,371,562
                                                                -----------
               SHORT-TERM INVESTMENT: 15.0%
   2,006,961   Cash Trust Series II - Treasury Cash
               Series II
               (Cost $2,006,961)                                  2,006,961
                                                                -----------
               TOTAL INVESTMENTS IN SECURITIES: 100.2%
               (Cost $10,782,401)                                13,378,523
               Liabilities in Excess of Other Assets: (0.2)%        (28,883)
                                                                -----------
               TOTAL NET ASSETS: 100.0%                         $13,349,640
                                                                -----------
                                                                -----------
ADR       American Depository Receipt.
*<F1>     Non-income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows+<F2>:

Cost of investments                              $10,773,477
                                                 -----------
Gross unrealized appreciation                      3,021,739
Gross unrealized depreciation                       (425,850)
                                                 -----------
Net unrealized appreciation                       $2,595,889

+<F2> Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

 (a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------------------------

     By (Signature and Title) /s/Robert M. Slotky
                              ----------------------------------------
                              Robert M. Slotky, President

     Date   February 22, 2006
            -----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F3> /s/Robert M. Slotky
                                   --------------------------------------
                                   Robert M. Slotky, President

     Date  February 22, 2006
           -----------------

     By (Signature and Title)*<F3> /s/Eric W. Falkeis
                                   ---------------------------
                                   Eric W. Falkeis, Treasurer

     Date  February 22, 2006
           -----------------

*<F3> Print the name and title of each signing officer under his or her signature.